Consolidated Balance Sheet (Successor) and Balance Sheet (Predecessor) (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Fixed maturities, available-for-sale, amortized cost	$ 9,231,856
Common stock, par value	$ 100
Common stock, shares authorized	30,000
Common stock, shares issued	25,000
Common stock, shares outstanding	25,000
Predecessor
Fixed maturities, available-for-sale, amortized cost		$ 284,928
Common stock, par value		$ 100
Common stock, shares authorized		30,000
Common stock, shares issued		25,000
Common stock, shares outstanding		25,000